Note 19 - Fair Value Measurements (Details) - Significant unobservable inputs (Trademarks [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trademark (in Yen and Dollars)	$ 1,136	¥ 107,000	¥ 155,000
Trademark	Relief from royalty method	Relief from royalty method	Relief from royalty method
Trademark	7.50%	7.50%	7.80%
	Relief from royalty method	Relief from royalty method	Relief from royalty method
	0.30%	0.30%	0.40%